Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Total cost	$ 2,130	$ 1,007
Accumulated depreciation	965	623
Property and equipment, net	1,165	384
Equipment [Member]
Cost:
Total cost	1,791	763
Leasehold improvement [Member]
Cost:
Total cost	242	168
Office furniture and equipment [Member]
Cost:
Total cost	$ 97	$ 76